Income Taxes - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Permanent book—tax difference			12.00%
Difference in EIT rates	(25.00%)	(25.00%)	(37.00%)
Total	0.00%	0.00%	0.00%